SHARE CAPITAL - Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended	13 Months Ended
	Aug. 31, 2022	Sep. 30, 2023
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Expected dividend yield	0.00%	0.00%
Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Risk free interest rate	1.18%	3.03%
Expected life of options	5 years	5 years
Expected annualized volatility	85.28%	83.68%
Forfeiture rate	11.40%	11.30%
Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Risk free interest rate	2.98%	3.47%
Expected life of options	6 years	6 years
Expected annualized volatility	88.78%	87.51%
Forfeiture rate	11.70%	11.70%